Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 2,532,589	$ 5,984,640
Other assets	560,038	704,845
Total assets	324,996,321	319,318,759
Liabilities
Other liabilities	1,086,750	1,190,921
Stockholders' Equity	48,752,910	46,245,565	$ 45,566,500
Total liabilities and stockholders' equity	324,996,321	319,318,759
Parent Company
Assets
Cash and due from banks	5,492,406	4,806,252
Investment in common stock of subsidiary	43,167,293	41,366,024
Loan receivable from subsidiary	154,623	177,347
Other assets	160,837	118,460
Total assets	48,975,159	46,468,083
Liabilities
Other liabilities	222,249	222,518
Stockholders' Equity	48,752,910	46,245,565
Total liabilities and stockholders' equity	$ 48,975,159	$ 46,468,083